GOODWILL	12 Months Ended
Dec. 31, 2017
Disclosure of goodwill [Abstract]
GOODWILL
NOTE 7   -      GOODWILL

Annual test for impairment:

By the end of the year 2017 the amount of goodwill was NIS 36 thousands, based on the materiality estimate, the Group determined that no test for impairment of goodwill was necessary.